UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave, 39th Floor
           New York, NY  10022


Form 13F File Number: 28-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      416,149
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10829              Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     28-10380              Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     28-13170              Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN AXLE & MFG HLDGS IN COM              024061103    4,337   480,800 SH       DEFINED    1, 2, 3    480,800      0    0
ANADIGICS INC                COM              032515108   18,879 3,100,000 SH       DEFINED    1, 2, 3  3,100,000      0    0
APPLE INC                    COM              037833100   15,606    55,000 SH       DEFINED    1, 2, 3     55,000      0    0
ASSURED GUARANTY LTD         COM              G0585R106   11,145   651,400 SH       DEFINED    1, 2, 3    651,400      0    0
ATMEL CORP                   COM              049513104   27,014 3,393,700 SH       DEFINED    1, 2, 3  3,393,700      0    0
ATMEL CORP                   COM              049513104    7,960 1,000,000 SH  CALL DEFINED    1, 2, 3  1,000,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104    1,474   112,500 SH       DEFINED    1, 2, 3    112,500      0    0
BLACKBOARD INC               COM              091935502    3,352    93,000 SH       DEFINED    1, 2, 3     93,000      0    0
BOISE INC                    COM              09746Y105   15,753 2,427,300 SH       DEFINED    1, 2, 3  2,427,300      0    0
CAVIUM NETWORKS INC          COM              14965A101   13,661   475,000 SH       DEFINED    1, 2, 3    475,000      0    0
CEDAR FAIR L P               DEPOSITRY UNIT   150185106    9,916   748,360 SH       DEFINED    1, 2, 3    748,360      0    0
COLE KENNETH PRODTNS INC     CL A             193294105    1,165    69,873 SH       DEFINED    1, 2, 3     69,873      0    0
DDI CORP                     COM 0.0001 NEW   233162502    8,640   935,076 SH       DEFINED    1, 2, 3    935,076      0    0
DIAMOND FOODS INC            COM              252603105    9,108   222,200 SH       DEFINED    1, 2, 3    222,200      0    0
DIANA SHIPPING INC           COM              Y2066G104      970    76,400 SH       DEFINED    1, 2, 3     76,400      0    0
ENERGYSOLUTIONS INC          COM              292756202    2,332   463,700 SH       DEFINED    1, 2, 3    463,700      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860    2,947   240,800 SH       DEFINED    1, 2, 3    240,800      0    0
GILDAN ACTIVEWEAR INC        COM              375916103    3,084   109,800 SH       DEFINED    1, 2, 3    109,800      0    0
GREENBRIER COS INC           COM              393657101    3,918   251,300 SH       DEFINED    1, 2, 3    251,300      0    0
LIBERTY ACQUISITION HLDGS CO COM              53015Y107   18,008 1,750,000 SH       DEFINED    1, 2, 3  1,750,000      0    0
LIBERTY ACQUISITION HLDGS CO *W EXP 12/12/201 53015Y115    3,958 2,428,000 SH       DEFINED    1, 2, 3  2,428,000      0    0
MAIDEN HOLDINGS LTD          SHS              G5753U112    2,040   268,045 SH       DEFINED    1, 2, 3    268,045      0    0
MGIC INVT CORP WIS           COM              552848103   28,379 3,074,700 SH       DEFINED    1, 2, 3  3,074,700      0    0
MGIC INVT CORP WIS           COM              552848103   13,845 1,500,000 SH  CALL DEFINED    1, 2, 3  1,500,000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101   13,198   296,786 SH       DEFINED    1, 2, 3    296,786      0    0
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101    4,910   892,649 SH       DEFINED    1, 2, 3    892,649      0    0
NAVIOS MARITIME ACQUIS CORP  *W EXP 06/25/201 Y62159119      594   450,000 SH       DEFINED    1, 2, 3    450,000      0    0
RADIAN GROUP INC             COM              750236101   13,394 1,712,800 SH       DEFINED    1, 2, 3  1,712,800      0    0
RADIOSHACK CORP              COM              750438103    5,704   267,400 SH       DEFINED    1, 2, 3    267,400      0    0
RF MICRODEVICES INC          COM              749941100    3,070   500,000 SH       DEFINED    1, 2, 3    500,000      0    0
RITE AID CORP                COM              767754104      779   825,900 SH       DEFINED    1, 2, 3    825,900      0    0
RRI ENERGY INC               COM              74971X107    6,505 1,832,507 SH       DEFINED    1, 2, 3  1,832,507      0    0
SANMINA SCI CORP             COM NEW          800907206   14,224 1,177,500 SH       DEFINED    1, 2, 3  1,177,500      0    0
SCHWEITZER-MAUDUIT INTL INC  COM              808541106    2,945    50,500 SH       DEFINED    1, 2, 3     50,500      0    0
SOLUTIA INC                  COM NEW          834376501   16,052 1,002,000 SH       DEFINED    1, 2, 3  1,002,000      0    0
ST JOE CO                    COM              790148100      669    26,900 SH       DEFINED    1, 2, 3     26,900      0    0
SUNTRUST BKS INC             COM              867914103    2,534    98,100 SH       DEFINED    1, 2, 3     98,100      0    0
TALBOTS INC                  COM              874161102   13,663 1,042,989 SH       DEFINED    1, 2, 3  1,042,989      0    0
TALBOTS INC                  *W EXP 04/09/201 874161110    6,074 2,150,001 SH       DEFINED    1, 2, 3  2,150,001      0    0
TNS INC                      COM              872960109    7,401   436,628 SH       DEFINED    1, 2, 3    436,628      0    0
VIRGIN MEDIA INC             COM              92769L101   60,260 2,613,181 SH       DEFINED    1, 2, 3  2,613,181      0    0
VOLTERRA SEMICONDUCTOR CORP  COM              928708106    5,380   250,000 SH       DEFINED    1, 2, 3    250,000      0    0
WELLS FARGO & CO NEW         COM              949746101   11,302   450,000 SH       DEFINED    1, 2, 3    450,000      0    0
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